Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	Velti plc
Entity Central Index Key	0001490412
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	6-K
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding	66,164,433
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (includes $2.1 million and $1.1 million from VIE as of March 31, 2013 and December 31, 2012)	$ 16,327	$ 36,571
Trade receivables, net of allowance for doubtful accounts of $8.7 million and $7.0 million as of March 31, 2013 and December 31, 2012 (includes $12.0 million and $12.4 million from VIE as of March 31, 2013 and December 31, 2012)	146,827	150,074
Accrued contract receivables, net of allowance for doubtful accounts of $1.4 million and $1.0 million as of March 31, 2013 and December 31, 2012 (includes $8.5 million and $8.8 million from VIE as of March 31, 2013 and December 31, 2012)	136,096	132,957
Prepayments	10,320	12,733
Other receivables and current assets (includes $1.4 million and $1.3 million from VIE as of March 31, 2013 and December 31, 2012)	12,720	12,353
Total current assets	322,290	344,688
Property and equipment, net (includes $0.2 million from VIE as of March 31, 2013 and December 31, 2012)	12,004	13,073
Intangible assets, net (includes $2.8 million and $2.9 million from VIE as of March 31, 2013 and December 31, 2012)	23,097	93,982
Goodwill	0	70,498
Other assets (includes $1.5 million from VIE as of March 31, 2013 and December 31, 2012)	16,487	14,782
Total assets	373,878	537,023
Current liabilities:
Accounts payable (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	38,235	37,786
Accrued liabilities (includes $0.5 million from VIE as of March 31, 2013 and December 31, 2012)	88,184	97,374
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	9,028	12,626
Current portion of acquisition related liabilities	33,444	33,352
Current portion of long-term debt and short-term financings	47,810	851
Income tax liabilities (includes $0.9 million from VIE as of March 31, 2013 and December 31, 2012)	10,753	9,953
Total current liabilities	227,454	191,942
Long-term debt	0	27,342
Deferred government grant - non-current	0	1,297
Acquisition related liabilities - non-current	2,233	2,221
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	14,651	21,703
Total liabilities	244,338	244,505
Commitments and contingencies (See Note 11)
Shareholders' equity:
Share capital, nominal value £0.05, 100,000,000 ordinary shares authorized; 66,164,433 and 65,622,141 shares issued and outstanding as of March 31, 2013 and December 31, 2012	5,501	5,462
Additional paid-in capital	399,492	399,127
Accumulated deficit	(252,311)	(95,953)
Accumulated other comprehensive loss	(22,587)	(16,242)
Total Velti shareholders' equity	130,095	292,394
Non-controlling interests	(555)	124
Total equity	129,540	292,518
Total liabilities and shareholders' equity	$ 373,878	$ 537,023

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] USD ($)
Cash and cash equivalents (includes $2.1 million and $1.1 million from VIE as of March 31, 2013 and December 31, 2012)	$ 16,327		$ 36,571		$ 2,100	$ 1,100
Trade receivables, net of allowance for doubtful accounts of $8.7 million and $7.0 million as of March 31, 2013 and December 31, 2012 (includes $12.0 million and $12.4 million from VIE as of March 31, 2013 and December 31, 2012)	146,827		150,074		12,000	12,400
Accrued contract receivables, net of allowance for doubtful accounts of $1.4 million and $1.0 million as of March 31, 2013 and December 31, 2012 (includes $8.5 million and $8.8 million from VIE as of March 31, 2013 and December 31, 2012)	136,096		132,957		8,500	8,800
Other receivables and current assets (includes $1.4 million and $1.3 million from VIE as of March 31, 2013 and December 31, 2012)	12,720		12,353		1,400	1,300
Property and equipment, net (includes $0.2 million from VIE as of March 31, 2013 and December 31, 2012)	12,004		13,073		200	200
Intangible assets, net (includes $2.8 million and $2.9 million from VIE as of March 31, 2013 and December 31, 2012)	23,097		93,982		2,800	2,900
Other assets (includes $1.5 million from VIE as of March 31, 2013 and December 31, 2012)	16,487		14,782		1,500	1,500
Accounts payable (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	38,235		37,786		700	700
Accrued liabilities (includes $0.5 million from VIE as of March 31, 2013 and December 31, 2012)	88,184		97,374		500	500
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	9,028		12,626		700	700
Income tax liabilities (includes $0.9 million from VIE as of March 31, 2013 and December 31, 2012)	10,753		9,953		900	900
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	$ 14,651		$ 21,703		$ 4,600	$ 4,800
Ordinary shares, par value (in pounds per share)		£ 0.05		£ 0.05
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	66,164,433	66,164,433	65,622,141	65,622,141
Ordinary shares, outstanding	66,164,433	66,164,433	65,622,141	65,622,141

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue:
Software as a service (SaaS) revenue	$ 32,390	$ 46,768
License and software revenue	2,159	1,505
Managed services revenue	6,458	3,520
Total revenue	41,007	51,793
Cost and expenses:
Third-party costs	23,365	16,862
Datacenter and direct project costs	5,552	7,892
General and administrative expenses	14,065	15,132
Sales and marketing expenses	12,591	12,753
Research and development expenses	4,497	4,684
Acquisition related and other charges	0	2,197
Impairment of goodwill and intangible assets	133,129	0
Depreciation and amortization	8,620	7,269
Total cost and expenses	201,819	66,789
Loss from operations	(160,812)	(14,996)
Interest expense, net	(438)	(743)
Gain (loss) from foreign currency transactions	(2,634)	1,375
Other income (expense)	(6)	6,174
Loss before income taxes, equity method investments and non-controlling interest	(163,890)	(8,190)
Income tax (expense) benefit	6,853	(278)
Loss from equity method investments	0	(371)
Net loss	(157,037)	(8,839)
Net loss attributable to non-controlling interest	(679)	(21)
Net loss attributable to Velti	(156,358)	(8,818)
Foreign currency translation adjustments	(6,343)	4,254
Comprehensive loss	(163,380)	(4,585)
Comprehensive loss attributable to non-controlling interests	679	18
Comprehensive loss attributable to Velti	$ (162,701)	$ (4,567)
Basic (in dollars per share)	$ (2.38)	$ (0.14)
Diluted (in dollars per share)	$ (2.38)	$ (0.14)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	65,808	61,816
Diluted (in shares)	65,808	61,816

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (157,037)	$ (8,839)
Non-cash items included in net loss:
Depreciation and amortization	8,620	7,269
Change in fair value of contingent consideration	0	2,197
Non-cash interest expense	153	449
Share-based compensation	337	8,608
Deferred income taxes and other tax liabilities	(7,936)	0
Impairment of goodwill and intangible assets	133,129	0
Foreign currency transactions and other	2,634	(1,004)
Provision for doubtful accounts	2,257	330
Gain on previously held shares of CASEE	0	(6,028)
Change in operating assets and liabilities:
Trade and accrued contract receivables	(11,266)	(17,384)
Prepayments and other assets	1,445	(8,867)
Accounts payable and other accrued liabilities	(4,192)	6,889
Deferred revenue and government grant income	(638)	511
Net cash used in operating activities	(32,494)	(15,869)
Cash flow from investing activities:
Purchases of property and equipment	(526)	(5,728)
Investments in software development and purchased software	(7,132)	(9,276)
Cash paid for acquisitions and equity method investments, net of cash acquired	0	(6,944)
Net cash used in investing activities	(7,658)	(21,948)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	67	705
Proceeds from borrowings and debt financing	19,976	2
Repayment of borrowings	(4)	(789)
Net cash generated from financing activities	20,039	(82)
Effect of changes in foreign exchange rates	(131)	3,085
Net decrease in cash and cash equivalents	(20,244)	(34,814)
Cash and cash equivalents at beginning of period	36,571	75,765
Cash and cash equivalents at end of period	16,327	40,951
Supplemental cash flow information:
Interest paid	240	418
Income taxes paid	$ 397	$ 707

Description of Business	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
Velti plc, (Velti or Company), is a leading global provider of mobile marketing and advertising technology and solutions that help marketers reach new customers, drive consideration with interactive mobile marketing strategies, accelerate consumer actions using meaningful data, and nurture relationships through data-driven marketing programs. We enable brands to communicate more meaningfully, deliver greater customer value and inspire the behaviors and outcomes that matter for their business.

Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The Condensed Consolidated Balance Sheet as of December 31, 2012, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements as of March 31, 2013, and for the three months ended March 31, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information along with Article 10 of Securities and Exchange Commission (SEC) Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles (GAAP) for annual consolidated financial statements. Certain prior year balances have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenue, loss from operations or net loss. In management’s opinion, the financial statements include all adjustments (consisting of normal, recurring and non-recurring adjustments) necessary for the fair presentation of the financial position and operating results of the Company. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results for the entire fiscal year ending December 31, 2013 or for any other period. These unaudited condensed consolidated financial statements should be read in conjunction with Velti's Annual Report on Form 20-F for the fiscal year ended December 31, 2012 filed on April 11, 2013 with the SEC.
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
As of March 31, 2013, the Company had cash and cash equivalents of $16.3 million and borrowings of $47.8 million under the revolving credit facility with HSBC. Net cash used in operating activities was $32.5 million for the three months ended March 31, 2013. During the year ended December 31, 2012, we generated $10.6 million in cash from operating activities and $17.5 million in cash from financing activities, and we used $69.9 million of cash for investing activities.
The HSBC credit facility contains various loan covenants.  We violated one of these covenants in the fourth quarter of 2012 and received a subsequent waiver from HSBC. In addition, we violated one of these covenants in the first quarter of 2013 and have not received a waiver from HSBC. We are in discussions with HSBC regarding the waiver and amendment of our 2013 covenants to levels that we believe we can satisfy for the remainder of 2013. At this point, we cannot predict when, or if, we will receive a waiver of the first quarter's violation or modification of the covenants. HSBC currently has the right to accelerate and cause our obligation under our credit facility to become immediately due and payable in full.
On April 24, 2013, we closed a private placement of our ordinary shares transaction under which we entered into a Securities Purchase Agreement with certain institutional accredited investors. In connection with this transaction we issued an aggregate of 16,529,412 ordinary shares at a price of $1.50 per share resulting in net proceeds to us of $23.1 million. A substantial portion of these proceeds were used to satisfy our obligations to former shareholders and key employees of MIG.
While we anticipate generating positive operating cash flow for the year, this positive cash flow is not expected until the third quarter of 2013.  As a result, we may need additional financing during the next three months to provide sufficient operational liquidity. This additional financing may be facilitated through the issuance of equity or debt.  If we need such additional financing, there can be no assurance that our efforts to find such financings will be successful, or on terms favorable to us.
Our ability to continue as a going concern is dependent upon (i) HSBC not exercising its right to accelerate our obligations under the revolving credit facility (ii) our ability to maintain sufficient liquidity to meet our obligations arising from normal business operations when they come due and (iii) our ability to generate profitable operations in the future.
Use of Estimates and Judgment
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Management is also required to make certain judgments that affect the reported amounts of revenues and expenses during the period. We periodically evaluate our estimates, including revenue recognition, recognition of government grant income, income taxes, the allowance for doubtful accounts, intangible assets, goodwill and long-lived assets, contingent payments related to our recent acquisitions and the assumptions used to determine share-based compensation expense. We base our estimates on historical experience and various other assumptions that are believed to be reasonable on the specific circumstances. Actual results could differ materially from those estimates.
Accounts Receivable, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts receivable consists primarily of amounts due to us from our normal business activities. Credit terms can vary between customers and between regions, but we generally require payment under our commercial contracts within 30 to 90 days of invoice. Our accounts receivable are unsecured and not interest bearing. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables. We maintain allowances for doubtful accounts to reflect the expected non-collection of accounts receivable and accrued contract receivables based on past collection history and specific risks identified in the portfolio. Additional allowances might be required if deteriorating economic conditions or other factors affect our customers' ability to make timely payments. We write off accounts receivable when we consider them uncollectible. As of March 31, 2013 and December 31, 2012, the allowance for doubtful accounts for trade receivables was $8.7 million and $7.0 million, respectively. The allowance for doubtful accounts for accrued contract receivables was $1.4 million and $1.0 million as of March 31, 2013 and December 31, 2012, respectively.
Goodwill
Goodwill is generated when the consideration paid for an acquisition exceeds the fair value of net assets acquired. Goodwill is recognized as an asset and reviewed for impairment at least annually, or whenever events or circumstances indicate that the carrying amount of goodwill may not be recoverable. We have selected December 31 as the date to perform the annual impairment testing of goodwill.
We completed our annual impairment test for fiscal 2012 and determined that there was no impairment. Based on fourth-quarter 2012 testing, our estimated fair value totaled approximately $324.8 million including a conservative control premium of approximately 10% based on a market value of approximately $295.3 million at December 31, 2012. The control premium is defined as the value that may arise from an acquiring company's ability to take advantage of synergies and other benefits that flow from control over another entity. An acquiring entity is often willing to pay more for equity securities that give it a controlling interest than an investor would pay for equity securities representing less than a controlling interest. Based on these results, our fair value at December 31, 2012 was in excess of our book equity of approximately $292.4 million and no impairment was recorded.
During the three months ended March 31, 2013, our market capitalization declined significantly as a result of decreases in our share price as reported on NASDAQ Stock Market. In connection with the preparation of our financial statements for the first quarter of 2013, we concluded that the sustained decline in our share price and market capitalization were indicators of potential impairment requiring us to perform an impairment analysis. As part of this analysis we evaluated our operation which is considered to be one reporting segment and effectively one reporting unit as the components of our business share similar economic characteristics with each other. The goodwill impairment analysis was performed in light of our being one reporting unit; as such, we evaluated the market value and the equity value or book value of the company. Based on this analysis, we determined that the fair value of our aggregate net assets was below their carrying values, and a full impairment was recorded on our goodwill and a partial impairment was recorded against certain other intangible assets based on the purchase price allocation method prescribed by the accounting guidance. The decline in our fair value resulted directly from the overall decline in our market value during the first quarter of this year. See Note 7.
Impairment of Long-Lived Assets and Amortizable Intangible Assets
We evaluate long-lived assets such as property and equipment, and identifiable intangible assets that are subject to amortization for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable including an indication that our goodwill is impaired. We evaluated our long-lived assets and amortizable intangible assets for impairment due to recent events, which included the decline of our market capitalization as a result of decreases in our share price as reported on NASDAQ Stock Market. These were deemed to be significant changes in circumstances that could indicate that their carrying amounts of our long-lived and amortizable intangible assets may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount. When undiscounted future cash flows are not expected to be sufficient to recover an asset's carrying amount, the asset is written down to its fair value. Where available, quoted market prices are used to determine fair value. When quoted market prices are not available, various valuation techniques, including discounted value of estimated future cash flows are utilized.
During the three months ended March 31, 2013, the decline in our market capitalization served as an indicator of certain intangible assets may not be recoverable. Based on an analysis of undiscounted future cash flows we determined that the carrying value of certain intangible assets was not recoverable and performed analysis to determine the fair value for each asset group.  As a result of this analysis, impairment was recorded to various intangible assets, including assets recorded through business combinations, purchased technology and internal software development costs.  See Note 7.
Revenue Recognition
We derive our revenue from three sources:

▪
Software as a service (SaaS) revenue, which consists of subscription fees from customers who utilize our mobile marketing and advertising platforms, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to manage and measure the progress of their transaction‑based mobile marketing and advertising campaigns, which we refer to as “performance‑based” services;

▪
License and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

▪
Managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions as well as other client driven projects.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue is generated from our “usage‑based” services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform. These fees are recognized ratably over the contract term beginning on the commencement date of each contract as services are rendered.
SaaS revenue generated from our “performance‑based” services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per transaction in accordance with the terms of the related contracts. Transactions can include SMS messages sent by participants in customer campaigns or advertisement impressions placed on mobile applications, among other types of performance-based transactions. Certain of our performance‑based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance‑based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Our performance‑based arrangements are typically invoiced monthly, which can occur in a period subsequent to revenue being recognized.
License and software revenue consists of license fees charged for our mobile marketing and advertising technology. We provide licenses on a perpetual or term basis. These types of arrangements do not, typically, include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses is recognized over the related term of an arrangement. Fees charged to customize our software solution are, generally, recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are provided for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a number of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract become due. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. When fees have been invoiced but not all revenue recognition criteria have been met, the invoice is recorded in trade receivables and in deferred revenue. When all revenue recognition criteria are met, but fees have not been invoiced as of the reporting date, such fees are reported in accrued contract receivables and in revenue.
Certain arrangements entered into by us are revenue sharing arrangements. As a result, we complete an analysis of the facts and circumstances to determine whether revenue earned from these arrangements should be recorded gross with the company performing as a principle, or recorded net of third party costs with the company performing as an agent, as required by ASC 605-45, Principal Agent Consideration. When we are a principal in a transaction, we include all amounts paid on behalf of our customers in both revenue and costs.
We present revenue net of value‑added tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.
Net Income (Loss) per Share Attributable to Velti
Basic net income (loss) per share attributable to Velti is computed by dividing net income (loss) attributable to Velti by the weighted-average number of common shares outstanding for the fiscal period. Diluted net income per share attributable to Velti is computed giving effect to all potential weighted average dilutive common stock, including options and other equity awards. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method. For the three months ended March 31, 2013 and 2012, all of the share awards outstanding are anti-dilutive. Had we incurred net profit during either of these three month periods, the shares, thousands, used to calculate the dilutive effect on such net income would be 66,103, and 64,051 for the three months ended March 31, 2013 and 2012, respectively.
Concentration of Credit Risk
One customer accounted for more than 12% of our revenues for the three months ended March 31, 2013 and no customer accounted for more than 10% of our revenues for the three months ended March 31, 2012. No customer accounted for more than 10% our total receivables as of March 31, 2013 or as of December 31, 2012.
Recently Adopted Accounting Pronouncements
In December 2011, an accounting standard update was issued requiring an entity to disclose information about offsetting and related arrangements for recognized financial and derivative instruments to enable a better understanding of the effect of those arrangements on its financial position. The amended guidance was effective for us on a retrospective basis commencing in the first quarter of 2013. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In July 2012, an accounting standards update on testing indefinitely lived intangible assets for impairment was issued. The guidance simplified how companies test indefinitely lived intangible assets for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the asset(s) is less than its carrying amount as a basis for determining whether it is necessary to perform the second step of the impairment test. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In February 2013, amended guidance was issued requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the statement where net income is presented or in the notes. The amended guidance was effective for us on a retrospective basis commencing in the first quarter of 2013. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.

Segment and Geographic Information	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
Our business is conducted in a single operating segment. Our chief operating decision maker (CODM), who is also our chief executive officer, reviews a single set of operating results and financial information of the entire organization, exclusive of Starcapital a divested operation discussed further below, in order to make decisions about allocating resources and assessing performance. Our CODM manages our business based primarily on broad functional categories of sales, marketing, software and technology platform development and strategy.
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a company incorporated in Cyprus and owned by certain former non-executive management of Velti (Starcapital). Following completion of the sale of assets to Starcapital, we will continue to consolidate Starcapital because it is considered a variable interest entity, or VIE, and we are considered the primary beneficiary (see Note 8). Notwithstanding this characterization, Starcapital engages in a business activity separate from our business, and its operating and financial results are reviewed by Starcapital's chief executive officer and not by us. As a result, Starcapital is considered an operating segment, separate from our operating segment.
Starcapital's and our operating segments have similar economic characteristics and are expected to exhibit similar long-term financial performance. We are continuing to offer certain products and services that are substantially identical to products and services offered by Starcapital, a portion of our customer base overlaps with the Starcapital customer base, each company delivers its products and services to its customers in a similar manner, and each company is subject to similar regulatory requirements. As a result, our and Starcapital's operating segments have been aggregated into one reportable segment.
We conduct our business in three geographical areas: Europe, Americas, and Asia/Africa. The following table provides revenue by geographic area. Revenue from customers for whom we provide services in multiple locations is reported in the location of the respective customer's domicile; revenue from customers for whom we provide services in a single or very few related locations is reported in the location of the respective customer's place of operations.

Revenue	Three Months Ended March 31,
	2013		2012
	(in thousands, except percentages)
Europe:
Western Europe	$14,938	36.4%	$18,310	35.4%
All other European countries	4,761	11.6%	12,967	25.0%
Total Europe	19,699	48.0%	31,277	60.4%
Americas	11,848	28.9%	13,321	25.7%
Asia/Africa	9,460	23.1%	7,195	13.9%
Total revenue	$41,007	100.0%	$51,793	100.0%

The vast majority of our long-lived assets are located in Europe, primarily the U.K. and Greece. Long-lived assets consist of property and equipment, net of related accumulated depreciation.

Balance Sheet Items	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Items
Balance Sheet Items
Details of our significant balance sheet line items consisted of the following:

Property and equipment	March 31,	December 31,
	2013	2012
	(in thousands)
Buildings and fixtures	$9,258	$8,806
Computer and telecommunication hardware	9,754	9,457
Office equipment	4,131	2,554
Total cost	23,143	20,817
Less: accumulated depreciation	(11,139)	(7,744)
Property and equipment, net	$12,004	$13,073

Depreciation expense was $943,000 and $471,000 during the three months ended March 31, 2013 and 2012, respectively.

Accrued liabilities	March 31,	December 31,
	2013	2012
	(in thousands)
Professional fees	$5,206	$5,764
Employee related accruals	19,013	23,963
Accrued third-party costs	56,540	58,264
Other	7,425	9,383
Total accrued liabilities	$88,184	$97,374

Acquisitions	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
CASEE
On January 16, 2012, we completed the acquisition of the remaining equity interests in Ydon Holdings, Ltd., a holding company set up to own a mobile marketing and advertising exchange with operations based in Beijing (CASEE), by acquiring all of the outstanding shares of Ydon Holdings which we did not previously own. We acquired this interest for an initial cash payment of $8.4 million and up to $20.3 million in contingent consideration. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.9 million and were expensed as incurred.
Prior to the completion of the acquisition, we owned 33% of the outstanding shares and accounted for our investment in CASEE using the equity method. Upon completion of the acquisition, Ydon Holdings became our wholly-owned subsidiary. Immediately prior to the acquisition, we re-measured our interest in Ydon Holdings and recorded a gain of $6.0 million, which is included in other income (expense) in the consolidated statement of comprehensive loss. This fair value measurement was based on the per share consideration paid in the transaction, including the fair value of the contingent consideration, applied to the number of shares held by us immediately prior to closing.
The contingent consideration to be paid is based on CASEE's achievement of revenue and gross profit performance during the twelve months ended March 31, 2012 and 2013, with a maximum of $20.3 million. It is payable in two tranches, as soon as reasonably practical after the closing of the financial books for those periods, and may be paid in cash or up to 50% in our ordinary shares, at our discretion. We recorded the acquisition-date estimated fair value of the contingent payment of $6.4 million as a component of the consideration paid in exchange for the equity interests of Ydon Holdings. The acquisition-date fair value is measured at each quarter end based on the probability-adjusted present value of the consideration expected to be transferred. As of March 31, 2013 we have not paid any amount for contingent consideration as we are continuing to review whether all criteria required by the purchase agreement have been met. See disclosure of Level 3 fair value measurements in Note 6 for changes during the period.
We acquired CASEE to support the expansion of our business in China. The acquisition is expected to significantly enhance our presence in China and increase the overall value of our platform to current and future customers. These factors contributed to establishing the purchase price, which resulted in the recognition of goodwill. The allocation of the total consideration of $22.8 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$1,456
Accounts receivable and other current assets	1,213
Property and equipment	97
Trade and other liabilities	(2,170)
Net assets acquired	596
Intangible assets acquired - customer relationships	390
Intangible assets acquired - trademark & trade name	2,490
Intangible assets acquired - developed technology	3,020
Goodwill	17,741
Deferred tax liability	(1,468)
Value of assets, net of deferred tax liabilities	$22,769
Purchase price:
Cash	$8,400
Contingent consideration (fair value)	6,360
Fair value of previously held interest	8,009
Total consideration	$22,769

In conjunction with the impairment analysis discussed in Note 2, all of the goodwill and substantially all of the acquired intangible assets were impaired in the three months ended March 31, 2013.

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We consider fair value as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market in which we would transact business in an orderly transaction on the measurement date. We consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.
We use observable inputs whenever possible and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions. The inputs are then classified into the following hierarchy: (1) Level 1 Inputs—quoted prices in active markets for identical assets and liabilities; (2) Level 2 Inputs—observable market-based inputs other than Level 1 inputs, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar or identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; (3) Level 3 Inputs—unobservable inputs that are supported by little or no market activity such as certain pricing and discounted cash flow models.
Our financial assets and liabilities consist principally of cash and cash equivalents, accounts payable, accrued liabilities, current and non-current notes payable. Cash and cash equivalents are stated at cost, which approximates fair value. As of March 31, 2013 and 2012, we do not have readily marketable securities that are classified as cash equivalents. Accounts payable and accrued liabilities are carried at cost that approximates fair value due to their expected short maturities. The carrying amount of short and long-term debt approximates its fair value. As of March 31, 2013, we did not have any financial assets or liabilities for which Level 1 or Level 2 inputs were required to be disclosed.
Liabilities Measured at Fair Value on a Recurring Basis
The fair value of our contingent payments is associated with our acquisition of Casee and is determined based on an internal cash flow model using inputs based on estimates and assumptions developed by us and is remeasured on each reporting date. The rates used to discount net cash flows to their present value were based on our weighted average cost of capital for similar transactions and an assessment of the relative risk inherent in the associated cash flows. The inputs were current as of the measurement date. These inputs tend to be unobservable and, as such, are considered Level 3 in the fair value hierarchy. The contingent payment that may be due in connection with our acquisition of CASEE is our only Level 3 fair value measurement as of March 31, 2013.
The following table provides a summary of changes in fair value of the contingent payments measured using significant unobservable inputs (Level 3):

Fair Value
(in thousands)
Balance as of December 31, 2012	$6,364
Foreign exchange differences	35
Balance as of March 31, 2013	$6,399

Assets Measured at Fair on a Non-Recurring Basis

Certain intangible assets and goodwill are measured at fair value on a nonrecurring basis and are subject to fair value adjustments when there is evidence of impairment.  Adjustments to the carrying value of these assets and the adjusted basis are detailed in Note 7.  Unobservable inputs (Level 3) were included in the determination of the amount of the fair value adjustments and adjusted basis for these assets.

Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
March 31, 2013
Internal software development costs	3.0	$5,010	$3,513	$1,497
Computer software	3.0	30,453	18,299	12,154
Licenses and intellectual property	4.3	4,286	3,270	1,016
Trademark, trade name and non-compete	1.4	1,046	518	528
Customer relationships	4.3	8,942	1,040	7,902
Developed technology	2.8	—	—	—
Intangible assets	3.3	$49,737	$26,640	$23,097
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982

Amortization expense was $8.3 million, and $7.7 million during the three months ended March 31, 2013 and 2012, respectively.
During the three months ended March 31, 2013, our share price declined significantly causing a decline in our market capitalization.. In connection with the preparation of our financial statements for the first quarter of 2013, we concluded that the sustained decline in our share price and market capitalization were indicators of potential impairment requiring us to perform an impairment analysis. Based on this analysis, we determined that the fair value of our aggregate net assets was below their carrying values, and a full impairment was recorded on our goodwill and a partial impairment against certain other intangible assets based on the purchase price allocation method prescribed by the accounting guidance. The decline in our fair value resulted directly from the overall decline in our market value during the first quarter of this year.
As described in Note 2, we review goodwill for impairment annually in the fourth quarter, or whenever an indicator is identified which suggests that the carrying amount of goodwill may not be recoverable.
As a result, of this analysis we recorded an impairment charge of $133.1 million which represented a full impairment on our goodwill and a $67.5 million impairment charge related to certain other intangible assets, partially offset by $3.6 million of unrecognized government grants related to these assets.
The following table provides the net carrying value of intangible assets and goodwill immediately before and after the impairment charge, exclusive of Starcapital carrying values:

	Net Carrying Amount
	Prior to Impairment	Subsequent to Impairment	Impairment Amount
	(in thousands)
Trade name	$2,540	$527	$2,013
Developed technology (1)	62,981	11,900	51,081
Customer relationships	17,094	7,900	9,194
Non-compete agreements	1,579	—	1,579
Total intangible assets	84,194	20,327	63,867
Goodwill	69,262	—	69,262
Total goodwill and intangible assets	$153,456	$20,327	$133,129

(1)
Developed technology includes internal software development costs, computer software, licenses and intellectual property, developed technology from acquisitions. It is reduced by the amount of unrecognized government grants related to these assets.

Variable Interest Entity	3 Months Ended
Mar. 31, 2013
Variable Interest Entity [Abstract]
Variable Interest Entity
Variable Interest Entity
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a Cyprus company owned by local, non-executive management of Velti. As a result of the divestment, approximately 75 of our employees transferred to Starcapital or its subsidiaries. The divested assets are characterized by long revenue collection cycles, are located in troubled economies, and have heavy capital expenditure requirements. We recorded a loss of $10.5 million on the sale of these assets. in the second half of 2012.
The consideration for the sale of assets was a $23.5 million non-interest bearing receivable (the Note), issued by Starcapital or its subsidiaries payable in cash in three annual installments as follows: $3.0 million paid on December 31, 2012; $5.2 million to be paid on December 31, 2013, and $15.3 million to be paid on December 31, 2014. There is also potential upside in the event the financial results of the divested operations exceed 2014 expectations.
As part of the consideration for the divestment, we were also given 1) a call option to receive the shares in Starcapital sufficient to cover the outstanding balance on the deferred purchase price consideration, exercisable only upon a payment default by Starcapital 2) a call option to purchase up to 45% of the shares in Starcapital, exercisable in the event of a change of control of Starcapital prior to the third anniversary of completion of the divestment, and 3) cross pledges and guarantees from the shareholders of Starcapital and its subsidiaries for payment on the purchase price due to us. No value was attributed to the upside contingent consideration, the call options, or the cross pledges and guarantees in determining the total consideration for accounting purposes because the likelihood of realizing the upside consideration was not viewed as likely.
At the time of completion of the divestment, Starcapital was thinly capitalized, with the transaction fully financed by the Note. As a result, we determined that Starcapital is a variable interest entity (VIE) and that we hold a variable interest in Starcapital.
We further determined that while we have no ability to control the day-to-day operations of Starcapital, nor an obligation to absorb operating losses of Starcapital, we should be treated as the primary beneficiary of this VIE and are therefore required to consolidate its operations. This is based on a determination that Starcapital is thinly capitalized and has no equity at risk, leaving us as the primary beneficiary of the VIE as the aggregate value of the remaining balance due on the Note and other receivables due to us from Starcapital is $21.6 million. An infusion of sufficient equity by the owners of Starcapital, or a full repayment of the Note by Starcapital in some future period could result in a determination that we are no longer the primary beneficiary of Starcapital and therefore would not be required to consolidate its operations.
As of March 31, 2013, the net amount of capital at risk is equal to Velti's receivable from Starcapital, which is currently at $21.6 million.
The assets of Starcapital that have been consolidated in our balance sheet can only be used to settle the obligations of the VIE, and we have no control over the disposition of these assets. None of these assets are anticipated to become obligations of Velti. We are not obligated and do not intend to provide financial support to Starcapital.
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant.

	As of March 31, 2013			As of December 31, 2012
	Consolidated	Starcapital	Velti	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$16,327	$2,070	$14,257	$36,571	$1,146	$35,425
Trade receivables, net	146,827	12,024	134,803	150,074	12,399	137,675
Accrued contract receivables, net	136,096	8,514	127,582	132,957	8,780	124,177
Consideration receivable from StarCapital - current	—	—	4,166	—	—	4,378
Prepayments	10,320	—	10,320	12,733	—	12,733
Other receivables and current assets	12,720	1,357	11,363	12,353	1,327	11,026
Total current assets	322,290	23,965	302,491	344,688	23,652	325,414
Property and equipment, net	12,004	204	11,800	13,073	210	12,863
Intangible assets, net	23,097	2,770	20,327	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	17,425	—	—	16,187
Goodwill	—	—	—	70,498	—	70,498
Other assets	16,487	1,465	15,022	14,782	1,511	13,271
Total assets	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$38,235	$683	$37,552	$37,786	$704	$37,082
Accrued liabilities	88,184	484	87,700	97,374	452	96,922
Consideration payable to Velti - current	—	4,166	—	—	4,378	—
Deferred revenue and current portion of deferred government grant	9,028	705	8,323	12,626	727	11,899
Current portion of acquisition related liabilities	33,444	—	33,444	33,352	—	33,352
Current portion of long-term debt and short-term financings	47,810	—	47,810	851	—	851
Income tax liabilities	10,753	856	9,897	9,953	883	9,070
Total current liabilities	227,454	6,894	224,726	191,942	7,144	189,176
Long-term debt	—	—	—	27,342	—	27,342
Deferred government grant - non-current	—	—	—	1,297	—	1,297
Acquisition related liabilities - non-current	2,233	—	2,233	2,221	—	2,221
Consideration payable to Velti - non-current	—	17,425	—	—	16,187	—
Other non-current liabilities	14,651	4,628	10,023	21,703	4,772	16,931
Total liabilities	244,338	28,947	236,982	244,505	28,103	236,967
Total Velti shareholders' equity	130,095	12	130,083	292,394	3	292,391
Non-controlling interests and variable interest entities	(555)	(555)	—	124	124	—
Total equity	129,540	(543)	130,083	292,518	127	292,391
Total liabilities and shareholders' equity	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358

Short-term financings and long-term debt	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Short-term financings and long-term debt
Short-term financings and long-term debt
Details of our short-term financings and long-term debt by facility as of March 31, 2013 based on contractual maturity (are as follows in thousands):

Lender	Description / Term	Total Facility	Outstanding as of March 31, 2013	Outstanding as of December 31, 2012	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$966	839	ICICI Base + 4.0%	the Indian facility is supported by a $1.125 letter of credit issued under the main credit facility that we have with HSBC
Other		2	2	12
Long-term debt:
HSBC	Revolving Credit	49,000	46,822	27,328	LIBOR +2.25% to 2.75%	Primarily all assets of the Company
Other		20	20	14
Total debt:		50,022	$47,810	$28,193

Future principal repayments under all debt arrangements as of March 31, 2013 are as follows:

Amount
(in thousands)
2013	$968
2014	—
2015	46,842
Total	$47,810

Secured Borrowings and Collateralized Receivables
As of March 31, 2013 substantially all our assets including our accounts receivable were pledged as security against borrowings from HSBC. The weighted average effective interest rate for our outstanding debt was 4.1% as of March 31, 2013.
Revolving Credit Facility
In August 2012, we entered into a $50.0 million multi-currency senior revolving credit facility (the Facility) with HSBC, which expires on August 10, 2015. The face amount may be increased by an additional $50.0 million upon meeting certain requirements and obtaining additional commitments from the existing or new lenders. At the current time, we do not believe that an increase of the credit facility is likely in the near term. Borrowings under the Facility will bear interest at the LIBOR rate plus a spread ranging from 2.25% to 2.75% or an adjusted base rate plus a spread ranging from 1.25% to 1.75%. The spread is dependent upon our leverage ratio, as calculated according to the terms of the loan agreement. We are required to pay 0.50% per annum on the unused portion of the facility if utilization of the facility is greater than 50%, and 0.75% per annum if utilization is less than 50%.
The Facility contains a number of customary negative and affirmative covenants, including covenants that limit our ability to place liens on our assets, incur additional debt, make investments, enter into acquisitions, merge or consolidate, dispose of assets, pay dividends or make other restricted payments, all subject to certain exceptions. There are also several financial covenants that we are required to maintain, which includes a minimum fixed charge coverage ratio of 1.50 to 1.00, a maximum total leverage ratio of 2.50 to 1.00, a minimum liquidity ratio of 1.25 to 1.00, a minimum asset coverage ratio of 1.50 to 1.00, and a performance to plan test with respect to Consolidated Revenue and Consolidated Adjusted EBITDA. Our ability to use the Facility may be suspended and repayment of any outstanding balances may be required if we are unable to comply with these requirement in the future, or are otherwise unable to obtain waivers of any breach of these covenants or amendments to any of these covenants to enable us to meet them.
The Bank approved the amendment of the Facility allowing us to complete the divestment of assets to Starcapital described in Note 8 above, as well as to allow us to increase the permitted software capital expenditures during 2012. As of March 31, 2013, we did not meet our covenant with respect to the total leverage ratio and to date have not received a waiver from HSBC of this violation. We are in discussions with HSBC regarding the waiver and amendment of our 2013 covenants to levels that we believe we can satisfy for the remainder of 2013. At this point, we cannot predict when, or if, we will receive a waiver of the first quarter's violation or modification of the covenants for the balance of the year. HSBC currently has the right to accelerate our obligations under the credit facility and cause them to become immediately due and payable. As a result of our inability to meet the covenants at March 31, 2013, we have included the amount due to HSBC as current portion of long-term debt and short-term financing in the Condensed Consolidated Balance Sheets.
In connection with the execution of the Facility, we repaid the entire outstanding loan of €5.9 million (approximately $7.2 million) to Black Sea Trade and Development Bank during the third quarter of 2012. The total payment of $7.3 million consisted of the outstanding principal balance, accrued interest and fees. We borrowed $7.3 million from the Facility to repay this loan.

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
For the three months ended March 31, 2013 and 2012, we recorded an income tax provision (benefit) of approximately $(6.9) million and $0.3 million for effective tax rates of (4.2)% and 3.4%, respectively.

The change in tax provision (benefit) and the effective tax rate in the three months ended March 31, 2013 compared to the same period last year was primarily due to a change in deferred taxes related to the write down of certain intangibles and a change in the Greece income tax rate. Specifically, we realized a tax benefit of $4.2 million from the decrease in deferred tax liabilities related to acquired intangible assets that were impaired during the quarter. We also realized a tax benefit of $2.5 million related to an impairment of software development costs. The increase in the tax rate in Greece from 20% to 26% resulted in an income tax benefit for the quarter of $1.8 million.

As of March 31, 2013, the total unrecognized tax benefits of $17.1 million included approximately $6.9 million of unrecognized tax benefits that have been netted against the related deferred tax assets, and $10.2 million of unrecognized tax benefits that are reflected in other long term liabilities.

Our continuing practice is to recognize interest and penalties related to income tax matters as a component of income tax expense. We have approximately $2.3 million and $2.1 million of accrued interest and penalties as of March 31, 2013 and December 31, 2012, respectively.

We file income tax returns in various tax jurisdictions around the world. While we are not currently under audit in the major taxing jurisdictions in which we are subject to tax, the tax years 2008 to 2012 generally remain open to examination. However, we do not believe that the total amount of unrecognized tax benefits will significantly change within the next 12 months.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Lease Commitments
The future aggregate minimum lease payments under non-cancellable operating leases as of March 31, 2013 are as follows:

Amount
(in thousands)
Remainder of 2013	$4,273
2014	$6,813
2015	$5,605
2016	$5,525
2017	$5,214
Thereafter	$6,996

Rent expense was $1.5 million and $1.4 million during the three months ended March 31, 2013 and 2012, respectively.
Guarantees and Indemnifications
ASC 460, Guarantees, requires that upon issuance of a guarantee, the guarantor must recognize a liability for the fair value of the amount of obligations it assumes under that guarantee.
We periodically establish irrevocable bank guarantees in favor of a customer in connection with a campaign guaranteeing minimum net revenue or covering costs of a campaign. As of March 31, 2013 and December 31, 2012, the aggregate amount of our outstanding commitments under such letters of guarantee was $5.9 million and $6.8 million, respectively. We accrue for known obligations when a loss is probable and can be reasonably estimated. There were no accruals for expenses related to our performance guarantees for any period presented.
As permitted under the laws of the Bailiwick of Jersey, and in accordance with our bylaws, we indemnify our officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at our request in such capacity. The maximum amount of potential future indemnification is unlimited; however, we maintain director and officer liability insurance that limits our exposure and may enable us to recover a portion of any future amounts paid. We believe the fair value for these indemnification obligations is immaterial. Accordingly, we have not recognized any liabilities relating to these obligations as of March 31, 2013 and December 31, 2012.
Pension and Other Post-Retirement Obligations
We are required under Greek law to make a payment to employees on unfair dismissal or on attaining normal retirement age. The amount of the payment depends on the employees' monthly earnings (capped at €6,000 per month, or approximately $8,000) and a multiple which depends on length of service. As of March 31, 2013 and December 31, 2012, we have included $482,000 and $494,000, respectively in other non-current liabilities for this obligation. As of March 31, 2013, our retirement benefits obligations were unfunded.
Our U.K. entities participate in a defined contribution scheme where the total pension obligation is charged to the income statement as it is incurred with no future obligation or prepaid amount. The value is based on a percentage of participating employee salaries and Velti's contribution totaled $15,000 during the three months ended March 31, 2013.
Legal Proceedings
From time to time, we and our subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. In addition to the below mentioned legal proceedings, we do not believe that the ultimate resolution of other legal proceedings involving our company, if any, will have a material adverse effect on our consolidated financial position, results of operations or cash flows.
Indemnification Claims
We recently received letters on behalf of several of our customers notifying us that the customers had received letters from a third party which alleged that certain of our customer's applications infringed the patent rights of the third party. In turn, our customers have alleged that we are obligated to indemnify them relating to these matters as the claims allegedly relate to services that we provide to the customers. We are currently investigating the related issues.
Patent Litigation
On March 9, 2012, Augme Technologies, Inc. filed a complaint against Velti USA, Inc. in the United States District Court for the District of Delaware (case no. 1:12cv294), alleging infringement of three patents held by Augme. On May 4, 2012, Velti responded to the complaint by filing a motion to dismiss and motion to strike certain claims in the complaint. On May 18, 2012, in response to the motion, Augme filed an opposition and also filed a First Amended Complaint. The Company responded to the First Amended Complaint (and asserted counterclaims of non-infringement and invalidity) on June 4, 2012. On March 22, 2013, Velti Limited and Velti entered into a settlement with Augme, pursuant to which Augme and Velti settled the two pending lawsuits as between each other. Pursuant to the settlement, (i) Augme has granted Velti a paid-up license in all patents owned by Augme with a priority date on or before March 22, 2013 for the life of those patents, (ii) Velti has granted Augme a paid-up license in all patents owned by Velti with a priority date on or before March 22, 2013, (iii) Augme and Velti have covenanted not to sue each other on such patents, (iv) Augme and Velti have dismissed the lawsuits as to each other with prejudice with each side to bear its own costs, (v) Augme and Velti have released each other as to the subject matter of the lawsuits with neither party making any admission of liability, and (vi) Velti will pay Augme a lump sum payment of $200,000 no later than 10 business days following the dismissal of the lawsuits. On March 29, 2013, the Court granted a joint motion to dismiss the case with prejudice, pursuant to the settlement agreement. The matter is now officially closed.
In re A2P SMS Antitrust Litigation
On June 14, 2012, Air2Web, Inc., was named as a defendant in a consolidated class action complaint filed in the United States District Court for the Southern District of New York on behalf of a purported class of lessees of common short codes used in application-to-person SMS messaging. In re A2P SMS Antitrust Litigation, Case No. 12-cv-2656 (AJN). The plaintiffs allege that the defendants, which include all major U.S. wireless carriers, CTIA - The Wireless Association®, WMC Global, Inc., and certain aggregators (including Air2Web) violated federal antitrust law by conspiring to reduce competition and fix prices in, and conspiring to monopolize, the market for application-to-person SMS transmission in the United States. The plaintiffs seek injunctive relief and treble damages, in an undisclosed amount, jointly and severally from all defendants for injuries allegedly sustained from April 5, 2008, until the present. On August 14, 2012, several groups of defendants, including Air2Web, filed motions to dismiss the complaint in its entirety, and a number of defendants also filed motions to compel arbitration of this dispute and to stay these proceedings pending arbitration. A decision on those motions is pending. Plaintiffs have not yet responded to those motions. Because this action is in its very early stages, and due to the inherent uncertainties surrounding the litigation process, we are unable to reasonably assess the likelihood of any particular outcome at this time.

Share-Based Compensation	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Equity Incentive Plans
We grant deferred share awards to our employees as part of our compensation package. We also grant share options to some of our employees and consultants in addition to deferred share awards. Our deferred share awards typically vest over four years at the rate of 25% per year on the anniversary of the date of grant; however, in the past our deferred share awards granted to our non-executive directors and a portion of the deferred share awards granted to our executive officers, vested over one year in equal monthly tranches. In March 2012, we issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses, and in May 2013, we again issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses. We also periodically award fully vested shares as a sign on bonus to newly hired employees. Shares are only issued to a participant when the deferred share award vests in accordance with any vesting schedule specified in the award agreement following receipt of payment of the aggregate nominal (par) value of £0.05 per ordinary share. The deferred share award recipient is responsible for all applicable taxes payable on the award.
All of our share options have an exercise price equal to the market price of our ordinary shares on the date of grant. Our options typically vest over a four-year period at the rate of 25% per year on the anniversary of the date of grant, although from time to time we issue share options with shorter vesting terms. Beginning in 2013 we ceased regularly awarding share options to employees and instead now typically only grant deferred share awards.
Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	3,818,946	$0.08		1.7	$16,880
Share awards granted	339,073	$0.08	$3.63		$1,230
Forfeited	(304,755)	$0.08
Vested deferred share awards	(527,064)	$0.08			$1,548
Outstanding as of March 31, 2013	3,326,200	$0.08		1.8	$6,386

For deferred share awards, the fair value on the date of grant approximates market value as the exercise price equals the nominal (par) value of £0.05 (remeasured into U.S. dollars on grant date) per ordinary share. The aggregate estimated grant date fair value therefore approximates the intrinsic value disclosed in the table above.
Share Options
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	4,893,791	$8.02		7.8	$265
Share options granted	—	$—	—
Forfeited share options	(234,108)	$9.83
Exercised options	(13,500)	$2.73			$34
Outstanding as of March 31, 2013	4,646,183	$7.95		6.2	$—

During the three months ended March 31, 2013 no share options were granted to employees or non-employees of Velti. The fair value of our share options granted in the three months ended March 31, 2012 was estimated at the date of grant using the Black-Scholes model with the following assumptions: Expected volatility was 60%, expected life of 6.30 years, risk free rate of 0.67% to 0.94% with no expected dividends.
The following table summarizes information regarding our outstanding and exercisable options as of March 31, 2013:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	127,869	$2.67	1.2	84,382	$2.70
$4.95 -$4.95	1,987,745	$4.95	6.2	1,114,545	$4.95
$6.26 - $9.45	883,786	$8.24	6.2	345,831	$8.64
$9.46 - $11.95	793,465	$10.72	6.7	217,914	$10.65
$12.10 - $15.46	780,240	$12.47	6.3	394,726	$12.30
$15.58 - $18.47	73,078	$17.26	6.2	22,010	$17.19
	4,646,183	$7.95	6.2	2,179,408	$7.47	$—

During three months ended March 31, 2013 and 2012 we recognized total share-based payment expense under equity incentive plans as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Datacenter and direct project costs	$48	$972
General and administrative expenses	(36)	3,660
Sales and marketing expenses	174	2,392
Research and development expenses	151	1,584
	$337	$8,608

Share-based compensation declined significantly in the three months ended March 31, 2013 as compared to the same period in 2012 due to an upward revision in the number of awards that are expected to be forfeited prior to vesting and as a substantial portion of the expense recognized in the three months ended March 31, 2012 related to awards with short vesting periods. As of March 31, 2013, there was $11.7 million of total unrecognized share-based compensation expense related to deferred share awards awarded under our share incentive plans expected to be recognized over a weighted-average recognition period of 1.8 years. As of March 31, 2013, there was $4.1 million of total unrecognized share-based compensation expense related to share options expected to be recognized over a weighted-average recognition period of 1.2 years.

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Starcapital is an equity investor in several entities, each of which we divested and transferred to Starcapital or its subsidiaries in a transaction completed in December 2012. Previously, we have had sale and purchase transactions with these entities. The following is a summary of the transactions and balances:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Sales and services rendered	$1,264	$989
Purchases	$29	$156

	March 31,	December 31,
	2013	2012
	(in thousands)
Trade receivables	$5,536	$4,622
Accrued and other receivables	$3,954	$4,043
Trade payables	$150	$166

Basis of Presentation and Summary of Significant Accounting Policies Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Condensed Consolidated Balance Sheet as of December 31, 2012, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements as of March 31, 2013, and for the three months ended March 31, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information along with Article 10 of Securities and Exchange Commission (SEC) Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles (GAAP) for annual consolidated financial statements. Certain prior year balances have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenue, loss from operations or net loss. In management’s opinion, the financial statements include all adjustments (consisting of normal, recurring and non-recurring adjustments) necessary for the fair presentation of the financial position and operating results of the Company. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results for the entire fiscal year ending December 31, 2013 or for any other period. These unaudited condensed consolidated financial statements should be read in conjunction with Velti's Annual Report on Form 20-F for the fiscal year ended December 31, 2012 filed on April 11, 2013 with the SEC.

Going Concern
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
As of March 31, 2013, the Company had cash and cash equivalents of $16.3 million and borrowings of $47.8 million under the revolving credit facility with HSBC. Net cash used in operating activities was $32.5 million for the three months ended March 31, 2013. During the year ended December 31, 2012, we generated $10.6 million in cash from operating activities and $17.5 million in cash from financing activities, and we used $69.9 million of cash for investing activities.
The HSBC credit facility contains various loan covenants.  We violated one of these covenants in the fourth quarter of 2012 and received a subsequent waiver from HSBC. In addition, we violated one of these covenants in the first quarter of 2013 and have not received a waiver from HSBC. We are in discussions with HSBC regarding the waiver and amendment of our 2013 covenants to levels that we believe we can satisfy for the remainder of 2013. At this point, we cannot predict when, or if, we will receive a waiver of the first quarter's violation or modification of the covenants. HSBC currently has the right to accelerate and cause our obligation under our credit facility to become immediately due and payable in full.
On April 24, 2013, we closed a private placement of our ordinary shares transaction under which we entered into a Securities Purchase Agreement with certain institutional accredited investors. In connection with this transaction we issued an aggregate of 16,529,412 ordinary shares at a price of $1.50 per share resulting in net proceeds to us of $23.1 million. A substantial portion of these proceeds were used to satisfy our obligations to former shareholders and key employees of MIG.
While we anticipate generating positive operating cash flow for the year, this positive cash flow is not expected until the third quarter of 2013.  As a result, we may need additional financing during the next three months to provide sufficient operational liquidity. This additional financing may be facilitated through the issuance of equity or debt.  If we need such additional financing, there can be no assurance that our efforts to find such financings will be successful, or on terms favorable to us.
Our ability to continue as a going concern is dependent upon (i) HSBC not exercising its right to accelerate our obligations under the revolving credit facility (ii) our ability to maintain sufficient liquidity to meet our obligations arising from normal business operations when they come due and (iii) our ability to generate profitable operations in the future.

Use of Estimates and Judgement
Use of Estimates and Judgment
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Management is also required to make certain judgments that affect the reported amounts of revenues and expenses during the period. We periodically evaluate our estimates, including revenue recognition, recognition of government grant income, income taxes, the allowance for doubtful accounts, intangible assets, goodwill and long-lived assets, contingent payments related to our recent acquisitions and the assumptions used to determine share-based compensation expense. We base our estimates on historical experience and various other assumptions that are believed to be reasonable on the specific circumstances. Actual results could differ materially from those estimates.

Accounts Receivables, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts Receivable, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts receivable consists primarily of amounts due to us from our normal business activities. Credit terms can vary between customers and between regions, but we generally require payment under our commercial contracts within 30 to 90 days of invoice. Our accounts receivable are unsecured and not interest bearing. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables. We maintain allowances for doubtful accounts to reflect the expected non-collection of accounts receivable and accrued contract receivables based on past collection history and specific risks identified in the portfolio. Additional allowances might be required if deteriorating economic conditions or other factors affect our customers' ability to make timely payments. We write off accounts receivable when we consider them uncollectible.

Goodwill
Goodwill
Goodwill is generated when the consideration paid for an acquisition exceeds the fair value of net assets acquired. Goodwill is recognized as an asset and reviewed for impairment at least annually, or whenever events or circumstances indicate that the carrying amount of goodwill may not be recoverable. We have selected December 31 as the date to perform the annual impairment testing of goodwill.
We completed our annual impairment test for fiscal 2012 and determined that there was no impairment. Based on fourth-quarter 2012 testing, our estimated fair value totaled approximately $324.8 million including a conservative control premium of approximately 10% based on a market value of approximately $295.3 million at December 31, 2012. The control premium is defined as the value that may arise from an acquiring company's ability to take advantage of synergies and other benefits that flow from control over another entity. An acquiring entity is often willing to pay more for equity securities that give it a controlling interest than an investor would pay for equity securities representing less than a controlling interest. Based on these results, our fair value at December 31, 2012 was in excess of our book equity of approximately $292.4 million and no impairment was recorded.
During the three months ended March 31, 2013, our market capitalization declined significantly as a result of decreases in our share price as reported on NASDAQ Stock Market. In connection with the preparation of our financial statements for the first quarter of 2013, we concluded that the sustained decline in our share price and market capitalization were indicators of potential impairment requiring us to perform an impairment analysis. As part of this analysis we evaluated our operation which is considered to be one reporting segment and effectively one reporting unit as the components of our business share similar economic characteristics with each other. The goodwill impairment analysis was performed in light of our being one reporting unit; as such, we evaluated the market value and the equity value or book value of the company. Based on this analysis, we determined that the fair value of our aggregate net assets was below their carrying values, and a full impairment was recorded on our goodwill and a partial impairment was recorded against certain other intangible assets based on the purchase price allocation method prescribed by the accounting guidance. The decline in our fair value resulted directly from the overall decline in our market value during the first quarter of this year. See Note 7.

Impairment of Long-Lived Assets and Amortizable Intangible Assets
Impairment of Long-Lived Assets and Amortizable Intangible Assets
We evaluate long-lived assets such as property and equipment, and identifiable intangible assets that are subject to amortization for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable including an indication that our goodwill is impaired. We evaluated our long-lived assets and amortizable intangible assets for impairment due to recent events, which included the decline of our market capitalization as a result of decreases in our share price as reported on NASDAQ Stock Market. These were deemed to be significant changes in circumstances that could indicate that their carrying amounts of our long-lived and amortizable intangible assets may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount. When undiscounted future cash flows are not expected to be sufficient to recover an asset's carrying amount, the asset is written down to its fair value. Where available, quoted market prices are used to determine fair value. When quoted market prices are not available, various valuation techniques, including discounted value of estimated future cash flows are utilized.
During the three months ended March 31, 2013, the decline in our market capitalization served as an indicator of certain intangible assets may not be recoverable. Based on an analysis of undiscounted future cash flows we determined that the carrying value of certain intangible assets was not recoverable and performed analysis to determine the fair value for each asset group.  As a result of this analysis, impairment was recorded to various intangible assets, including assets recorded through business combinations, purchased technology and internal software development costs.  See Note 7.

Revenue Recognition
Revenue Recognition
We derive our revenue from three sources:

▪
Software as a service (SaaS) revenue, which consists of subscription fees from customers who utilize our mobile marketing and advertising platforms, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to manage and measure the progress of their transaction‑based mobile marketing and advertising campaigns, which we refer to as “performance‑based” services;

▪
License and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

▪
Managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions as well as other client driven projects.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue is generated from our “usage‑based” services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform. These fees are recognized ratably over the contract term beginning on the commencement date of each contract as services are rendered.
SaaS revenue generated from our “performance‑based” services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per transaction in accordance with the terms of the related contracts. Transactions can include SMS messages sent by participants in customer campaigns or advertisement impressions placed on mobile applications, among other types of performance-based transactions. Certain of our performance‑based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance‑based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Our performance‑based arrangements are typically invoiced monthly, which can occur in a period subsequent to revenue being recognized.
License and software revenue consists of license fees charged for our mobile marketing and advertising technology. We provide licenses on a perpetual or term basis. These types of arrangements do not, typically, include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses is recognized over the related term of an arrangement. Fees charged to customize our software solution are, generally, recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are provided for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a number of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract become due. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. When fees have been invoiced but not all revenue recognition criteria have been met, the invoice is recorded in trade receivables and in deferred revenue. When all revenue recognition criteria are met, but fees have not been invoiced as of the reporting date, such fees are reported in accrued contract receivables and in revenue.
Certain arrangements entered into by us are revenue sharing arrangements. As a result, we complete an analysis of the facts and circumstances to determine whether revenue earned from these arrangements should be recorded gross with the company performing as a principle, or recorded net of third party costs with the company performing as an agent, as required by ASC 605-45, Principal Agent Consideration. When we are a principal in a transaction, we include all amounts paid on behalf of our customers in both revenue and costs.
We present revenue net of value‑added tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.

Concentration of Credit Risk
Concentration of Credit Risk
One customer accounted for more than 12% of our revenues for the three months ended March 31, 2013 and no customer accounted for more than 10% of our revenues for the three months ended March 31, 2012. No customer accounted for more than 10% our total receivables as of March 31, 2013 or as of December 31, 2012.

Fair Value Measurements
The fair value of our contingent payments is associated with our acquisition of Casee and is determined based on an internal cash flow model using inputs based on estimates and assumptions developed by us and is remeasured on each reporting date. The rates used to discount net cash flows to their present value were based on our weighted average cost of capital for similar transactions and an assessment of the relative risk inherent in the associated cash flows. The inputs were current as of the measurement date. These inputs tend to be unobservable and, as such, are considered Level 3 in the fair value hierarchy.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2011, an accounting standard update was issued requiring an entity to disclose information about offsetting and related arrangements for recognized financial and derivative instruments to enable a better understanding of the effect of those arrangements on its financial position. The amended guidance was effective for us on a retrospective basis commencing in the first quarter of 2013. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In July 2012, an accounting standards update on testing indefinitely lived intangible assets for impairment was issued. The guidance simplified how companies test indefinitely lived intangible assets for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the asset(s) is less than its carrying amount as a basis for determining whether it is necessary to perform the second step of the impairment test. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In February 2013, amended guidance was issued requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the statement where net income is presented or in the notes. The amended guidance was effective for us on a retrospective basis commencing in the first quarter of 2013. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.

Segment and Geographic Information (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenue	Three Months Ended March 31,
	2013		2012
	(in thousands, except percentages)
Europe:
Western Europe	$14,938	36.4%	$18,310	35.4%
All other European countries	4,761	11.6%	12,967	25.0%
Total Europe	19,699	48.0%	31,277	60.4%
Americas	11,848	28.9%	13,321	25.7%
Asia/Africa	9,460	23.1%	7,195	13.9%
Total revenue	$41,007	100.0%	$51,793	100.0%

Balance Sheet Items (Tables)	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment
Details of our significant balance sheet line items consisted of the following:

Property and equipment	March 31,	December 31,
	2013	2012
	(in thousands)
Buildings and fixtures	$9,258	$8,806
Computer and telecommunication hardware	9,754	9,457
Office equipment	4,131	2,554
Total cost	23,143	20,817
Less: accumulated depreciation	(11,139)	(7,744)
Property and equipment, net	$12,004	$13,073

Schedule of Accrued Liabilities

Accrued liabilities	March 31,	December 31,
	2013	2012
	(in thousands)
Professional fees	$5,206	$5,764
Employee related accruals	19,013	23,963
Accrued third-party costs	56,540	58,264
Other	7,425	9,383
Total accrued liabilities	$88,184	$97,374

Acquisitions (Tables) (Ydon Holdings, Ltd. (CASEE) [Member])	3 Months Ended
Mar. 31, 2013
Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $22.8 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$1,456
Accounts receivable and other current assets	1,213
Property and equipment	97
Trade and other liabilities	(2,170)
Net assets acquired	596
Intangible assets acquired - customer relationships	390
Intangible assets acquired - trademark & trade name	2,490
Intangible assets acquired - developed technology	3,020
Goodwill	17,741
Deferred tax liability	(1,468)
Value of assets, net of deferred tax liabilities	$22,769
Purchase price:
Cash	$8,400
Contingent consideration (fair value)	6,360
Fair value of previously held interest	8,009
Total consideration	$22,769

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a summary of changes in fair value of the contingent payments measured using significant unobservable inputs (Level 3):

Fair Value
(in thousands)
Balance as of December 31, 2012	$6,364
Foreign exchange differences	35
Balance as of March 31, 2013	$6,399

Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
March 31, 2013
Internal software development costs	3.0	$5,010	$3,513	$1,497
Computer software	3.0	30,453	18,299	12,154
Licenses and intellectual property	4.3	4,286	3,270	1,016
Trademark, trade name and non-compete	1.4	1,046	518	528
Customer relationships	4.3	8,942	1,040	7,902
Developed technology	2.8	—	—	—
Intangible assets	3.3	$49,737	$26,640	$23,097
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982

Schedule of Impairment of Intangibles, Including Net Carrying Amount Before and After Impairment
The following table provides the net carrying value of intangible assets and goodwill immediately before and after the impairment charge, exclusive of Starcapital carrying values:

	Net Carrying Amount
	Prior to Impairment	Subsequent to Impairment	Impairment Amount
	(in thousands)
Trade name	$2,540	$527	$2,013
Developed technology (1)	62,981	11,900	51,081
Customer relationships	17,094	7,900	9,194
Non-compete agreements	1,579	—	1,579
Total intangible assets	84,194	20,327	63,867
Goodwill	69,262	—	69,262
Total goodwill and intangible assets	$153,456	$20,327	$133,129

(1)
Developed technology includes internal software development costs, computer software, licenses and intellectual property, developed technology from acquisitions. It is reduced by the amount of unrecognized government grants related to these assets.

Variable Interest Entity (Tables)	3 Months Ended
Mar. 31, 2013
Variable Interest Entity [Abstract]
Schedule of Variable Interest Entity
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant.

	As of March 31, 2013			As of December 31, 2012
	Consolidated	Starcapital	Velti	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$16,327	$2,070	$14,257	$36,571	$1,146	$35,425
Trade receivables, net	146,827	12,024	134,803	150,074	12,399	137,675
Accrued contract receivables, net	136,096	8,514	127,582	132,957	8,780	124,177
Consideration receivable from StarCapital - current	—	—	4,166	—	—	4,378
Prepayments	10,320	—	10,320	12,733	—	12,733
Other receivables and current assets	12,720	1,357	11,363	12,353	1,327	11,026
Total current assets	322,290	23,965	302,491	344,688	23,652	325,414
Property and equipment, net	12,004	204	11,800	13,073	210	12,863
Intangible assets, net	23,097	2,770	20,327	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	17,425	—	—	16,187
Goodwill	—	—	—	70,498	—	70,498
Other assets	16,487	1,465	15,022	14,782	1,511	13,271
Total assets	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$38,235	$683	$37,552	$37,786	$704	$37,082
Accrued liabilities	88,184	484	87,700	97,374	452	96,922
Consideration payable to Velti - current	—	4,166	—	—	4,378	—
Deferred revenue and current portion of deferred government grant	9,028	705	8,323	12,626	727	11,899
Current portion of acquisition related liabilities	33,444	—	33,444	33,352	—	33,352
Current portion of long-term debt and short-term financings	47,810	—	47,810	851	—	851
Income tax liabilities	10,753	856	9,897	9,953	883	9,070
Total current liabilities	227,454	6,894	224,726	191,942	7,144	189,176
Long-term debt	—	—	—	27,342	—	27,342
Deferred government grant - non-current	—	—	—	1,297	—	1,297
Acquisition related liabilities - non-current	2,233	—	2,233	2,221	—	2,221
Consideration payable to Velti - non-current	—	17,425	—	—	16,187	—
Other non-current liabilities	14,651	4,628	10,023	21,703	4,772	16,931
Total liabilities	244,338	28,947	236,982	244,505	28,103	236,967
Total Velti shareholders' equity	130,095	12	130,083	292,394	3	292,391
Non-controlling interests and variable interest entities	(555)	(555)	—	124	124	—
Total equity	129,540	(543)	130,083	292,518	127	292,391
Total liabilities and shareholders' equity	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358

Short-term financings and long-term debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short and Long-term Facilities
Details of our short-term financings and long-term debt by facility as of March 31, 2013 based on contractual maturity (are as follows in thousands):

Lender	Description / Term	Total Facility	Outstanding as of March 31, 2013	Outstanding as of December 31, 2012	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$966	839	ICICI Base + 4.0%	the Indian facility is supported by a $1.125 letter of credit issued under the main credit facility that we have with HSBC
Other		2	2	12
Long-term debt:
HSBC	Revolving Credit	49,000	46,822	27,328	LIBOR +2.25% to 2.75%	Primarily all assets of the Company
Other		20	20	14
Total debt:		50,022	$47,810	$28,193

Schedule of Future Principal Repayments on Short and Long-term Facilities	Future principal repayments under all debt arrangements as of March 31, 2013 are as follows:

Amount
(in thousands)
2013	$968
2014	—
2015	46,842
Total	$47,810

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future aggregate minimum lease payments under non-cancellable operating leases as of March 31, 2013 are as follows:

Amount
(in thousands)
Remainder of 2013	$4,273
2014	$6,813
2015	$5,605
2016	$5,525
2017	$5,214
Thereafter	$6,996

Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Details of Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	3,818,946	$0.08		1.7	$16,880
Share awards granted	339,073	$0.08	$3.63		$1,230
Forfeited	(304,755)	$0.08
Vested deferred share awards	(527,064)	$0.08			$1,548
Outstanding as of March 31, 2013	3,326,200	$0.08		1.8	$6,386

Schedule of Details of Share Option Activity
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	4,893,791	$8.02		7.8	$265
Share options granted	—	$—	—
Forfeited share options	(234,108)	$9.83
Exercised options	(13,500)	$2.73			$34
Outstanding as of March 31, 2013	4,646,183	$7.95		6.2	$—

Schedule of Outstanding and Exercisable Options
The following table summarizes information regarding our outstanding and exercisable options as of March 31, 2013:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	127,869	$2.67	1.2	84,382	$2.70
$4.95 -$4.95	1,987,745	$4.95	6.2	1,114,545	$4.95
$6.26 - $9.45	883,786	$8.24	6.2	345,831	$8.64
$9.46 - $11.95	793,465	$10.72	6.7	217,914	$10.65
$12.10 - $15.46	780,240	$12.47	6.3	394,726	$12.30
$15.58 - $18.47	73,078	$17.26	6.2	22,010	$17.19
	4,646,183	$7.95	6.2	2,179,408	$7.47	$—

Schedule of Assumptions Used to Estimate Fair Value of Share Options
Schedule of Share-Based Payment Expense
During three months ended March 31, 2013 and 2012 we recognized total share-based payment expense under equity incentive plans as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Datacenter and direct project costs	$48	$972
General and administrative expenses	(36)	3,660
Sales and marketing expenses	174	2,392
Research and development expenses	151	1,584
	$337	$8,608

Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Sales and services rendered	$1,264	$989
Purchases	$29	$156

	March 31,	December 31,
	2013	2012
	(in thousands)
Trade receivables	$5,536	$4,622
Accrued and other receivables	$3,954	$4,043
Trade payables	$150	$166

Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended						3 Months Ended										3 Months Ended			1 Months Ended
	Mar. 31, 2013 segment	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Trade Accounts Receivable [Member]	Dec. 31, 2012 Trade Accounts Receivable [Member]	Mar. 31, 2013 Accrued Income Receivable [Member]	Dec. 31, 2012 Accrued Income Receivable [Member]	Mar. 31, 2013 Customer Relationships [Member]	Mar. 31, 2012 Customer Relationships [Member]	Mar. 31, 2013 Developed Technology Rights [Member]	Mar. 31, 2012 Developed Technology Rights [Member]	Mar. 31, 2013 Trademark and trade name [Member]	Mar. 31, 2012 Trademark and trade name [Member]	Mar. 31, 2013 Licenses and Intellectual Property [Member]	Mar. 31, 2012 Licenses and Intellectual Property [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] covenant	Aug. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Going Concern [Member]	Mar. 31, 2013 Velti [Member]	Mar. 31, 2012 Velti [Member]	Apr. 24, 2013 Issuance of Equity [Member] Subsequent Event [Member]
Statement [Line Items]
Number of reportable segments	1
Concentration of Credit Risk
Concentration of Credit Risk
One customer accounted for more than 12% of our revenues for the three months ended March 31, 2013 and no customer accounted for more than 10% of our revenues for the three months ended March 31, 2012. No customer accounted for more than 10% our total receivables as of March 31, 2013 or as of December 31, 2012.

Control premium percentage			10.00%
Goodwill, Fair Value Disclosure			$ 295,300,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(32,494,000)	(15,869,000)																	10,600,000
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	20,039,000	(82,000)																	17,500,000
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(7,658,000)	(21,948,000)																	69,900,000
Cash and cash equivalents	16,327,000	40,951,000	36,571,000	75,765,000
Debt, Current	47,810,000		851,000
Line of Credit Facility, Maximum Borrowing Capacity	50,022,000																	50,000,000
Goodwill impairment	69,262,000		0
Goodwill estimated fair value dislcosure			324,800,000
Allowance for doubtful accounts receivable					8,700,000	7,000,000	1,400,000	1,000,000
Average useful life	3 years	4 years							4 years	6 years	3 years	5 years	1 year	3 years	4 years 3 months 18 days	5 years
Entity-Wide Revenue, Major Customer, Percentage	12.00%
Weighted Average Number Diluted Shares Outstanding Adjustment	65,808,000	61,816,000																		66,103,000	64,051,000
Goodwill market value in excess of book equity			292,400,000
Number of violated covenants																	1
Issuance of share capital (in shares)																						16,529,412
Issuance of share capital, per share																						$ 1.5
Issuance of share																						$ 23,100,000
Additional financing needed, period	3 months

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 segment	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Revenues	$ 41,007	$ 51,793
Percentage of revenue by geographic segment	100.00%	100.00%
Western Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,938	18,310
Percentage of revenue by geographic segment	36.40%	35.40%
All other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,761	12,967
Percentage of revenue by geographic segment	11.60%	25.00%
Total Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,699	31,277
Percentage of revenue by geographic segment	48.00%	60.40%
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,848	13,321
Percentage of revenue by geographic segment	28.90%	25.70%
Asia/Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,460	$ 7,195
Percentage of revenue by geographic segment	23.10%	13.90%

Balance Sheet Items - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 23,143		$ 20,817
Less: accumulated depreciation	(11,139)		(7,744)
Property and equipment, net	12,004		13,073
Depreciation	943	471
Buildings and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,258		8,806
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,754		9,457
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,131		$ 2,554

Balance Sheet Items - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Professional fees	$ 5,206	$ 5,764
Employee related accruals	19,013	23,963
Accrued third-party costs	56,540	58,264
Other	7,425	9,383
Total accrued liabilities	$ 88,184	$ 97,374

Acquisitions - Narrative (Details) (USD $)	0 Months Ended
	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member] tranche	Jan. 16, 2012 Maximum [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 14, 2012 Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Cash	$ 8,400,000
Contingent consideration	20,300,000
Transaction costs	900,000
Equity method investment, ownership percentage			33.00%
Equity interest in acquiree, remeasurement gain	6,000,000
Number of tranches associated with contingent consideration	2
Contingent payment, percentage paid in stock		50.00%
Estimated fair value of contingent consideration	6,400,000
Total consideration	$ 22,769,000

Acquisitions - Allocation of Total Consideration (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Customer Relationships [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Trademark and trade name [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Developed Technology [Member] Ydon Holdings, Ltd. (CASEE) [Member]
Net assets acquired (liabilities assumed):
Cash and cash equivalents			$ 1,456
Accounts receivable and other current assets			1,213
Property and equipment			97
Trade and other liabilities			(2,170)
Net assets acquired			596
Intangible assets acquired				390	2,490	3,020
Goodwill	0	70,498	17,741
Deferred tax liability			(1,468)
Value of assets, net of deferred tax liabilities			22,769
Purchase price:
Cash			8,400
Contingent consideration			6,360
Fair value of previously held interest			8,009
Total consideration			$ 22,769

Fair Value Measurements (Details) (Mobile Interactive Group, Ltd. (MIG) [Member], Business acquisition contingent consideration [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Mobile Interactive Group, Ltd. (MIG) [Member] | Business acquisition contingent consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 6,364
Foreign exchange differences	35
Balance at end of period	$ 6,399

Goodwill and Intangible Assets - Intangible Assets (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	4 years
Accumulated Amortization	$ 26,640,000		$ 77,614,000
Gross Carrying Value	49,737,000		171,596,000
Net Carrying Amount	23,097,000		93,982,000
Amortization expense	8,300,000	7,700,000
Internal software development costs [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	3 years
Accumulated Amortization	3,513,000		22,329,000
Gross Carrying Value	5,010,000		37,765,000
Net Carrying Amount	1,497,000		15,436,000
Computer software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	3 years
Accumulated Amortization	18,299,000		17,774,000
Gross Carrying Value	30,453,000		51,492,000
Net Carrying Amount	12,154,000		33,718,000
Licenses and Intellectual Property [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years 3 months 18 days	5 years
Accumulated Amortization	3,270,000		19,233,000
Gross Carrying Value	4,286,000		24,491,000
Net Carrying Amount	1,016,000		5,258,000
Trademark, trade name and non-compete [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	1 year	3 years
Accumulated Amortization	518,000		2,425,000
Gross Carrying Value	1,046,000		6,960,000
Net Carrying Amount	528,000		4,535,000
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years	6 years
Accumulated Amortization	1,040,000		6,552,000
Gross Carrying Value	8,942,000		25,360,000
Net Carrying Amount	7,902,000		18,808,000
Developed Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	5 years
Accumulated Amortization	0		9,301,000
Gross Carrying Value	0		25,528,000
Net Carrying Amount	$ 0		$ 16,227,000

Goodwill and Intangible Assets Goodwill and Intangible Assets - Impairment Loss (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible including unrecognized government grants	$ 67,500,000
Unrecognized government grants	(3,600,000)
Intangible assets, net	23,097,000			93,982,000
Impairment of intangible assets	63,867,000
Goodwill	0			70,498,000
Goodwill impairment	69,262,000			0
Impairment of goodwill and intangible assets	133,129,000		0
Trademark and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	528,000			4,535,000
Impairment of intangible assets	2,013,000
Internal software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,497,000			15,436,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	0			16,227,000
Impairment of intangible assets	51,081,000	[1]
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	7,902,000			18,808,000
Impairment of intangible assets	9,194,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	1,579,000
Prior to Impairment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	84,194,000
Goodwill	69,262,000
Total goodwill and intangible assets, net carrying value	153,456,000
Prior to Impairment [Member] | Trademark and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	2,540,000
Prior to Impairment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	62,981,000	[1]
Prior to Impairment [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	17,094,000
Prior to Impairment [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,579,000
Subsquent to Impairment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	20,327,000
Goodwill	0
Total goodwill and intangible assets, net carrying value	20,327,000
Subsquent to Impairment [Member] | Trademark and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	527,000
Subsquent to Impairment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	11,900,000	[1]
Subsquent to Impairment [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	7,900,000
Subsquent to Impairment [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 0

[1]	Developed technology includes internal software development costs, computer software, licenses and intellectual property, developed technology from acquisitions. It is reduced by the amount of unrecognized government grants related to these assets.

Variable Interest Entity - Narrative (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 17, 2012 intallment
Variable Interest Entity [Line Items]
Non-cash loss from disposal of assets	$ 10,532,000
Starcapital [Member]
Variable Interest Entity [Line Items]
Number of employees		75
Value attributed to upside contingent consideration, call options, or cross pledges and guarantees in determining total consideration		0
Starcapital [Member] | Call Option [Member]
Variable Interest Entity [Line Items]
Call Option, percentage of shares authorized to be purchased		45.00%
Starcapital [Member] | The Note [Member]
Variable Interest Entity [Line Items]
Consideration from sale of assets, note receivable	21,600,000	23,500,000
Note Receivable, number of annual installments		3
Note receivable payment	3,000,000
Starcapital [Member] | The Note [Member] | Note Receivable, Payment Date December 31, 2014 Months [Member]
Variable Interest Entity [Line Items]
Note receivable payment	5,200,000
Starcapital [Member] | The Note [Member] | Note Receivable, Payment Date December 31, 2013 [Member]
Variable Interest Entity [Line Items]
Note receivable payment	$ 15,300,000

Variable Interest Entity - Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 16,327	$ 36,571	$ 40,951	$ 75,765
Trade receivables	146,827	150,074
Accrued contract receivables	136,096	132,957
Consideration receivable from Starcapital - current	0	0
Prepayments	10,320	12,733
Other receivables and current assets	12,720	12,353
Total current assets	322,290	344,688
Property and equipment, net	12,004	13,073
Intangible assets, net	23,097	93,982
Intercompany Receivable, Non-Current	0	0
Goodwill	0	70,498
Other assets	16,487	14,782
Total assets	373,878	537,023
Current liabilities:
Accounts payable	38,235	37,786
Accrued liabilities	88,184	97,374
Consideration payable to Velti - current	0	0
Deferred revenue and current portion of deferred government grant	9,028	12,626
Current portion of acquisition related liabilities	33,444	33,352
Current portion of long-term debt and short-term financings	47,810	851
Income tax liabilities	10,753	9,953
Total current liabilities	227,454	191,942
Long-term debt	0	27,342
Deferred government grant - non-current	0	1,297
Acquisition related liabilities - non-current	2,233	2,221
Consideration payable to Velti - non-current	0	0
Other non-current liabilities	14,651	21,703
Total liabilities	244,338	244,505
Total Velti shareholders' equity	130,095	292,394
Non-controlling interests and variable interest entities	(555)	124
Total equity	129,540	292,518
Total liabilities and shareholders' equity	373,878	537,023
Starcapital [Member]
Current assets:
Cash and cash equivalents	2,070	1,146
Trade receivables	12,024	12,399
Accrued contract receivables	8,514	8,780
Consideration receivable from Starcapital - current	0	0
Prepayments	0	0
Other receivables and current assets	1,357	1,327
Total current assets	23,965	23,652
Property and equipment, net	204	210
Intangible assets, net	2,770	2,857
Intercompany Receivable, Non-Current	0	0
Goodwill	0	0
Other assets	1,465	1,511
Total assets	28,404	28,230
Current liabilities:
Accounts payable	683	704
Accrued liabilities	484	452
Consideration payable to Velti - current	4,166	4,378
Deferred revenue and current portion of deferred government grant	705	727
Current portion of acquisition related liabilities	0	0
Current portion of long-term debt and short-term financings	0	0
Income tax liabilities	856	883
Total current liabilities	6,894	7,144
Long-term debt	0	0
Deferred government grant - non-current	0	0
Acquisition related liabilities - non-current	0	0
Consideration payable to Velti - non-current	17,425	16,187
Other non-current liabilities	4,628	4,772
Total liabilities	28,947	28,103
Total Velti shareholders' equity	12	3
Non-controlling interests and variable interest entities	(555)	124
Total equity	(543)	127
Total liabilities and shareholders' equity	28,404	28,230
Velti [Member]
Current assets:
Cash and cash equivalents	14,257	35,425
Trade receivables	134,803	137,675
Accrued contract receivables	127,582	124,177
Consideration receivable from Starcapital - current	4,166	4,378
Prepayments	10,320	12,733
Other receivables and current assets	11,363	11,026
Total current assets	302,491	325,414
Property and equipment, net	11,800	12,863
Intangible assets, net	20,327	91,125
Intercompany Receivable, Non-Current	17,425	16,187
Goodwill	0	70,498
Other assets	15,022	13,271
Total assets	367,065	529,358
Current liabilities:
Accounts payable	37,552	37,082
Accrued liabilities	87,700	96,922
Consideration payable to Velti - current	0	0
Deferred revenue and current portion of deferred government grant	8,323	11,899
Current portion of acquisition related liabilities	33,444	33,352
Current portion of long-term debt and short-term financings	47,810	851
Income tax liabilities	9,897	9,070
Total current liabilities	224,726	189,176
Long-term debt	0	27,342
Deferred government grant - non-current	0	1,297
Acquisition related liabilities - non-current	2,233	2,221
Consideration payable to Velti - non-current	0	0
Other non-current liabilities	10,023	16,931
Total liabilities	236,982	236,967
Total Velti shareholders' equity	130,083	292,391
Non-controlling interests and variable interest entities	0	0
Total equity	130,083	292,391
Total liabilities and shareholders' equity	$ 367,065	$ 529,358

Short-term financings and long-term debt - Schedule of Debt Facilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Aug. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 HSBC Bank [Member] Working Capital [Member]	Dec. 31, 2012 HSBC Bank [Member] Working Capital [Member]	Mar. 31, 2013 HSBC Bank [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 HSBC Bank [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Other Lender [Member] Other Short-term Facility [Member]	Dec. 31, 2012 Other Lender [Member] Other Short-term Facility [Member]	Mar. 31, 2013 Other Lender [Member] Other Long-term Facility [Member]	Dec. 31, 2012 Other Lender [Member] Other Long-term Facility [Member]
Line of Credit Facility [Line Items]
Total Facility	$ 50,022,000		$ 50,000,000	$ 1,000,000		$ 49,000,000				$ 20,000
Facility Outstanding	47,810,000	28,193,000		966,000	839,000	46,822,000	27,328,000	2,000	12,000	20,000	14,000
Interest Rate - Fixed Basis				13.25%
Interest Rate - Fixed Margin				4.00%
Security				the Indian facility is supported by a $1.125 letter of credit issued under the main credit facility that we have with HSBC		Primarily all assets of the Company
Letter of Credit Outstanding				$ 1,125,000

Short-term financings and long-term debt - Schedule of Principal Repayments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Long-term and Short-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 968
2014	0
2015	46,842
Total	$ 47,810

Short-term financings and long-term debt - Narrative (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] USD ($)	Sep. 30, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Aug. 31, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Minimum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Maximum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] LIBOR [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Minimum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Maximum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Minimum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Maximum [Member]	Mar. 31, 2013 HSBC Bank [Member] Multi-currency senior revolving credit facility [Member] USD ($)	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] USD ($)	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] EUR (€)
Debt Instrument [Line Items]
Weighted average effective interest rate	4.10%
Total Facility	$ 50,022,000			$ 50,000,000									$ 49,000,000
Amount by which the revolving credit facility may be increased upon meeting certain requirements		50,000,000
Variable interest rate basis							LIBOR			adjusted base rate
Spread on variable interest rate								2.25%	2.75%		1.25%	1.75%
Per annum interest on any un-used portion of the Facility					0.50%	0.75%
Line of Credit Facility, Commitment Fee Percentage					50.00%	50.00%
Minimum fixed charge coverage ratio		1.5
Maximum total leverage ratio		2.5
Minimum liquidity ratio		1.25
Minimum asset coverage ratio		1.5
Repayment of outstanding loan in connection with execution of the Facility														7,200,000	5,900,000
Repayment of outstanding principal balance, accrued interest and fees														7,300,000
Borrowing on the Facility to repay loan			$ 7,300,000

Income Taxes (Details) (USD $)	3 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Greece	Dec. 31, 2012 Greece
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit)	$ (6,853,000)	$ 278,000
Effective income tax rate	(4.20%)	3.40%
Tax benefit realized due to decrease in deferred tax liabilities	4,200,000
Tax benefit realized due to impairment of software development costs	2,500,000
Tax at country of domicile statutory rate				26.00%	20.00%
Rate changes	1,800,000
Unrecognized tax benefits	17,100,000
Unrecognized tax benefits netted against related deferred tax assets	6,900,000
Unrecognized tax benefits included in long term liabilities	10,200,000
Accrued interest and penalties related to unrecognized tax benefits	$ 2,300,000		$ 2,100,000

Commitments and Contingencies - Operating Leases (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Leases [Abstract]
2013	$ 4,273,000
2014	6,813,000
2015	5,605,000
2016	5,525,000
2017	5,214,000
Thereafter	6,996,000
Operating Leases, Rent Expense	$ 1,500,000	$ 1,400,000

Commitments and Contingencies - Guarantees (Details) (Guarantee of Business Revenue [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Guarantee of Business Revenue [Member]
Guarantor Obligations [Line Items]
Guarantees, Fair Value Disclosure	$ 5.9	$ 6.8

Commitments and Contingencies - Pension and Other Post-Retiremnt (Details)	3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Maximum Monthly Salary Amount Relating To Unfair Dismissal	$ 8,000	€ 6,000
Retirement benefits, noncurrent	482,000		494,000
Defined Benefit Plan, Contributions by Employer	$ 15,000

Commitments and Contingencies - Patent Litigation (Details) (Velti USA, Inc. v.s. Augme Technologies, Inc. [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 09, 2012 Pending Litigation [Member] infringement	Mar. 22, 2013 Subsequent Event [Member] lawsuits
Loss Contingencies [Line Items]
Number of alleged patent infringements		3
Number of lawsuits settled			2
Settlement agreement consideration (in US dollars)			$ 200
Maximum number of business days that the settlement payment is due after litigation is dismissed	10 days

Share-Based Compensation - Narrative (Details) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Mar. 31, 2013 Deferred Shares [Member] USD ($)	Mar. 31, 2013 Deferred Shares [Member] GBP (£)	Mar. 31, 2013 Share Options [Member] USD ($)	Mar. 31, 2013 Non-Executive Directors and Executive Officers [Member] Deferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years	4 years	4 years	1 year
Vesting percentage per year			25.00%	25.00%	25.00%
Ordinary shares, par value (in pounds per share)	£ 0.05	£ 0.05		£ 0.05
Weighted-average recognition period			1 year 9 months 18 days	1 year 9 months 18 days	1 year 2 months 12 days
Unrecognized share-based compensation expense			$ 11.7		$ 4.1

Share-Based Compensation - Deferred Share Awards (Details) (Deferred Shares [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Deferred Shares [Member]
Number of Shares
Outstanding (in shares)	3,818,946
Share awards granted (in shares)	339,073
Forfeited or failed to vest (in shares)	304,755
Vested deferred share awards (in shares)	527,064
Outstanding (in shares)	3,326,200
Weighted Average Exercise Price Per Share
Outstanding (in dollars per share)	$ 0.08
Share awards granted (in dollars per share)	$ 0.08
Forfeited or failed to vest (in dollars per share)	$ 0.08
Vested deferred share awards (in dollars per share)	$ 0.08
Outstanding (in dollars per share)	$ 0.08
Weighted Average Grant Date Fair Value Per Share	$ 3.63
Weighted Average Remaining Contractual Life	1 year 9 months 18 days	1 year 8 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 16,880
Share awards granted	1,230
Vested deferred share awards	1,548
Outstanding	$ 6,386

Share-Based Compensation - Share Option Activity (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share Options [Member]
Number of options
Outstanding (in shares)	4,893,791
Share options granted (in shares)	0
Forfeited share options (in shares)	234,108
Exercised options (in shares)	13,500
Outstanding (in shares)	4,646,183
Weighted Average Exercise Price
Outstanding (in dollars per share)	$ 10
Share options granted (in dollars per share)	$ 0
Forfeited share options (in dollars per share)	$ 10
Exercised options (in dollars per share)	$ 0
Outstanding (in dollars per share)	$ 10
Weighted Average Grant Date Fair Value Per Share	$ 0
Weighted Average Remaining Contractual Life	6 years 2 months 12 days	7 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 265
Exercised options	34
Outstanding	$ 0

Share-Based Compensation - Outstanding and Exercisable Options, by Exercise Price Ranges (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Option Shares, Outstanding Options (in shares)	4,646,183
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 7.95
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	2,179,408
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 7.47
Aggregate Intrinsic Value, Outstanding Options	$ 0
$2.57 - $2.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 2.57
Weighted average exercise price, upper range limit (in dollars per share)	$ 2.73
Number of Option Shares, Outstanding Options (in shares)	127,869
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 2.67
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	1 year 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	84,382
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 2.7
$4.95 -$4.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 4.95
Weighted average exercise price, upper range limit (in dollars per share)	$ 4.95
Number of Option Shares, Outstanding Options (in shares)	1,987,745
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 4.95
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	1,114,545
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 4.95
$6.26 - $9.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 6.26
Weighted average exercise price, upper range limit (in dollars per share)	$ 9.45
Number of Option Shares, Outstanding Options (in shares)	883,786
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 8.24
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	345,831
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 8.64
$9.46 - $11.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 9.46
Weighted average exercise price, upper range limit (in dollars per share)	$ 11.95
Number of Option Shares, Outstanding Options (in shares)	793,465
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 10.72
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 8 months 12 days
Number of Option Shares, Exercisable Options (in shares)	217,914
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 10.65
$12.10 - $15.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 12.1
Weighted average exercise price, upper range limit (in dollars per share)	$ 15.46
Number of Option Shares, Outstanding Options (in shares)	780,240
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 12.47
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 3 months 18 days
Number of Option Shares, Exercisable Options (in shares)	394,726
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 12.3
$15.58 - $18.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 15.58
Weighted average exercise price, upper range limit (in dollars per share)	$ 18.47
Number of Option Shares, Outstanding Options (in shares)	73,078
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 17.26
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	22,010
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 17.19

Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Details)	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	60.00%
Expected life	6 years 3 months 18 days
Risk free rate, minimum	0.67%
Risk free rate, maximum	0.94%
Expected dividends	0.00%

Share-Based Compensation - Share-based Payment Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 337	$ 8,608
Datacenter and direct project costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	48	972
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	(36)	3,660
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	174	2,392
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 151	$ 1,584

Related Party Transactions (Details) (Affiliated Entity [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Sales and services rendered	$ 1,264	$ 989
Purchases	29	156
Trade receivables	5,536	4,622
Accrued and other receivables	3,954	4,043
Trade payables	$ 150	$ 166